Securities at fair value through other comprehensive income (FVOCI) (Tables)	12 Months Ended
Dec. 31, 2025
Financial Assets At Fair Value Through Other Comprehensive Income - Securities [Abstract]
Schedule of Fair Value and Corresponding Gross Carrying Amount of Financial Assets at Fair Value Through Other Comprehensive Income- Securities Assets

	12/31/2025			12/31/2024
	Gross book value	Fair value adjustment	Fair value	Gross book value	Fair value adjustment	Fair value
Government securities	122,487	(1,597)	120,890	102,483	(3,610)	98,873
Brazil	83,366	(1,603)	81,763	67,990	(3,613)	64,377
Latin America	25,173	(30)	25,143	21,421	49	21,470
Abroad	13,948	36	13,984	13,072	(46)	13,026
Corporate securities	11,381	(578)	10,803	7,219	(355)	6,864
Rural product note	-	-	-	127	(1)	126
Bank deposit certificates	168	(1)	167	82	1	83
Real estate receivables certificates	221	1	222	60	(3)	57
Debentures	4,582	(169)	4,413	1,708	(210)	1,498
Eurobonds and other	6,281	(410)	5,871	4,957	(145)	4,812
Financial bills	5	-	5	51	2	53
Other	124	1	125	234	1	235
Total	133,868	(2,175)	131,693	109,702	(3,965)	105,737
Shares (designated at FVOCI)	1,840	(1,060)	780	1,762	(1,196)	566
Total	135,708	(3,235)	132,473	111,464	(5,161)	106,303
Expected credit loss (Income)	(480)			(257)
Fair value adjustment (OCI)	(2,755)			(4,904)
Fair value	132,473			106,303

Schedule of Gross Carrying Amount and Fair Value of Financial Assets Through Other Comprehensive Income -Securities by Maturity
Securities at FVOCI, by maturity:

	12/31/2025		12/31/2024
	Gross book value	Fair value	Gross book value	Fair value
Current	43,812	42,729	41,123	39,877
Non-stated maturity	1,840	781	1,762	566
Up to one year	41,972	41,948	39,361	39,311
Non-current	91,896	89,744	70,341	66,426
From one to five years	66,032	66,206	49,121	47,809
From five to ten years	15,687	15,154	11,201	10,803
After ten years	10,177	8,384	10,019	7,814
Total	135,708	132,473	111,464	106,303

Schedule of Reconciliation of Expected Loss for Financial Assets at Fair Value Through Other Comprehensive Instrument- Securities, Segregated by Stages
Reconciliation of expected credit loss for securities at FVOCI, except for shares designated at FVOCI, segregated by stages:

Stage 1	Balance at 12/31/2024	Transfer to stage 2	Transfer to stage 3	Cure from stage 2	Cure from stage 3	(Increase) / Reversal	Write-off	Balance at 12/31/2025
Government securities	(43)	—	—	—	—	40	—	(3)
Corporate securities	(73)	—	14	(14)	—	58	—	(15)
Total	(116)	—	14	(14)	—	98	—	(18)

Stage 2	Balance at 12/31/2024	Cure to stage 1	Transfer to stage 3	Transfer from stage 1	Cure from stage 3	(Increase) / Reversal	Write-off	Balance at 12/31/2025
Corporate securities	(127)	14	113	-	-	-	-	-
Total	(127)	14	113	-	-	-	-	-

Stage 3	Balance at 12/31/2024	Cure to stage 1	Cure to stage 2	Transfer from stage 1	Transfer from stage 2	(Increase) / Reversal	Write-off	Balance at 12/31/2025
Corporate securities	(14)	-	-	(14)	(113)	(321)	-	(462)
Total	(14)	-	-	(14)	(113)	(321)	-	(462)

Stage 1	Balance at 12/31/2023	Transfer to stage 2	Transfer to stage 3	Cure from stage 2	Cure from stage 3	(Increase) / Reversal	Write-off	Balance at 12/31/2024
Government securities	(38)	-	-	-	-	(5)	-	(43)
Corporate securities	(79)	55	—	(21)	—	(28)	—	(73)
Total	(117)	55	—	(21)	—	(33)	—	(116)

Stage 2	Balance at 12/31/2023	Cure to stage 1	Transfer to stage 3	Transfer from stage 1	Cure from stage 3	(Increase) / Reversal	Write-off	Balance at 12/31/2024
Corporate securities	(24)	21	-	(55)	-	(69)	-	(127)
Total	(24)	21	-	(55)	-	(69)	-	(127)

Stage 3	Balance at 12/31/2023	Cure to stage 1	Cure to stage 2	Transfer from stage 1	Transfer from stage 2	(Increase) / Reversal	Write-off	Balance at 12/31/2024
Corporate securities	(26)	-	-	-	-	12	-	(14)
Total	(26)	-	-	-	-	12	-	(14)